Quarterly Holdings Report
for
Fidelity® Quality Factor ETF
April 30, 2024
T22-NPRT3-0624
1.9880058.107
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.8%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	266,598	4,502,840
Verizon Communications, Inc.	135,427	5,348,012
		9,850,852
Interactive Media & Services - 6.7%
Alphabet, Inc. Class A	225,164	36,652,196
Meta Platforms, Inc. Class A	48,210	20,738,496
Zoominfo Technologies, Inc. (a)	154,210	2,445,771
		59,836,463
Media - 1.0%
Comcast Corp. Class A	126,813	4,832,843
The Trade Desk, Inc. (a)	43,523	3,605,881
		8,438,724
TOTAL COMMUNICATION SERVICES		78,126,039
CONSUMER DISCRETIONARY - 10.6%
Broadline Retail - 0.9%
eBay, Inc.	161,023	8,299,125
Hotels, Restaurants & Leisure - 5.6%
Airbnb, Inc. Class A (a)	51,299	8,134,482
Booking Holdings, Inc.	2,433	8,398,789
Domino's Pizza, Inc.	15,202	8,045,963
McDonald's Corp.	34,949	9,542,475
Starbucks Corp.	89,247	7,897,467
Yum! Brands, Inc.	53,650	7,578,063
		49,597,239
Specialty Retail - 4.1%
AutoZone, Inc. (a)	2,588	7,651,163
O'Reilly Automotive, Inc. (a)	7,174	7,269,127
The Home Depot, Inc.	36,537	12,211,396
Williams-Sonoma, Inc.	33,219	9,526,545
		36,658,231
TOTAL CONSUMER DISCRETIONARY		94,554,595
CONSUMER STAPLES - 5.8%
Beverages - 1.2%
Monster Beverage Corp. (a)	63,050	3,370,023
The Coca-Cola Co.	119,005	7,350,939
		10,720,962
Food Products - 0.4%
The Hershey Co.	16,667	3,232,065
Household Products - 2.4%
Church & Dwight Co., Inc.	31,618	3,411,266
Colgate-Palmolive Co.	47,501	4,366,292
Kimberly-Clark Corp.	28,634	3,909,400
Procter & Gamble Co.	62,074	10,130,477
		21,817,435
Personal Care Products - 0.7%
BellRing Brands, Inc. (a)	51,086	2,818,415
Kenvue, Inc.	164,018	3,086,819
		5,905,234
Tobacco - 1.1%
Altria Group, Inc.	99,355	4,352,743
Philip Morris International, Inc.	58,922	5,594,055
		9,946,798
TOTAL CONSUMER STAPLES		51,622,494
ENERGY - 4.2%
Oil, Gas & Consumable Fuels - 4.2%
Antero Midstream GP LP (b)	137,909	1,908,661
Cheniere Energy, Inc.	14,418	2,275,449
Chevron Corp.	44,307	7,145,390
ConocoPhillips Co.	37,063	4,655,854
Coterra Energy, Inc.	79,754	2,182,069
EOG Resources, Inc.	25,405	3,356,763
Exxon Mobil Corp.	91,983	10,878,829
Kinder Morgan, Inc.	131,404	2,402,065
Texas Pacific Land Corp.	3,687	2,124,818
		36,929,898
FINANCIALS - 13.0%
Banks - 0.7%
First Citizens Bancshares, Inc.	3,715	6,266,313
Capital Markets - 3.4%
Ameriprise Financial, Inc.	15,363	6,326,330
Blackstone, Inc.	55,251	6,442,819
CME Group, Inc.	32,057	6,720,429
Moody's Corp.	15,880	5,880,840
MSCI, Inc.	10,086	4,697,958
		30,068,376
Consumer Finance - 0.7%
Discover Financial Services	53,437	6,772,071
Financial Services - 6.2%
Berkshire Hathaway, Inc. Class B (a)	48,055	19,064,860
Essent Group Ltd.	96,125	5,091,741
MasterCard, Inc. Class A	27,014	12,188,717
MGIC Investment Corp.	265,037	5,374,950
Visa, Inc. Class A	49,060	13,178,007
		54,898,275
Insurance - 2.0%
Aon PLC	21,099	5,950,129
Arch Capital Group Ltd. (a)	70,293	6,575,207
Kinsale Capital Group, Inc.	13,573	4,930,392
		17,455,728
TOTAL FINANCIALS		115,460,763
HEALTH CARE - 11.9%
Biotechnology - 4.9%
AbbVie, Inc.	72,948	11,864,263
Amgen, Inc.	30,501	8,355,444
Gilead Sciences, Inc.	108,090	7,047,468
Regeneron Pharmaceuticals, Inc. (a)	8,923	7,947,359
Vertex Pharmaceuticals, Inc. (a)	20,100	7,895,481
		43,110,015
Health Care Equipment & Supplies - 0.8%
IDEXX Laboratories, Inc. (a)	14,085	6,940,525
Life Sciences Tools & Services - 1.8%
Medpace Holdings, Inc. (a)	22,784	8,848,166
Mettler-Toledo International, Inc. (a)	5,799	7,131,030
		15,979,196
Pharmaceuticals - 4.4%
Eli Lilly & Co.	25,160	19,652,476
Johnson & Johnson	87,453	12,644,829
Zoetis, Inc. Class A	43,624	6,946,686
		39,243,991
TOTAL HEALTH CARE		105,273,727
INDUSTRIALS - 9.4%
Aerospace & Defense - 1.2%
Lockheed Martin Corp.	12,203	5,673,541
TransDigm Group, Inc.	4,143	5,170,588
		10,844,129
Air Freight & Logistics - 0.4%
Expeditors International of Washington, Inc.	30,573	3,403,081
Building Products - 0.4%
A.O. Smith Corp.	45,568	3,774,853
Commercial Services & Supplies - 1.1%
Cintas Corp.	7,215	4,749,923
Copart, Inc.	86,537	4,699,824
		9,449,747
Electrical Equipment - 0.5%
AMETEK, Inc.	25,127	4,388,682
Ground Transportation - 1.6%
CSX Corp.	132,433	4,399,424
Old Dominion Freight Lines, Inc.	20,945	3,805,916
Union Pacific Corp.	25,400	6,023,864
		14,229,204
Machinery - 1.8%
Caterpillar, Inc.	20,889	6,988,833
Illinois Tool Works, Inc.	18,670	4,557,534
Otis Worldwide Corp.	46,185	4,212,072
		15,758,439
Professional Services - 1.5%
Automatic Data Processing, Inc.	21,747	5,260,382
Paychex, Inc.	34,521	4,101,440
Verisk Analytics, Inc.	16,705	3,641,022
		13,002,844
Trading Companies & Distributors - 0.9%
Fastenal Co.	60,129	4,085,164
W.W. Grainger, Inc.	4,568	4,208,727
		8,293,891
TOTAL INDUSTRIALS		83,144,870
INFORMATION TECHNOLOGY - 28.7%
Communications Equipment - 1.0%
Cisco Systems, Inc.	195,117	9,166,597
IT Services - 0.6%
VeriSign, Inc. (a)	31,262	5,298,284
Semiconductors & Semiconductor Equipment - 11.4%
Applied Materials, Inc.	51,391	10,208,822
Broadcom, Inc.	13,290	17,280,588
KLA Corp.	12,472	8,596,825
Lam Research Corp.	9,624	8,607,802
Microchip Technology, Inc.	79,441	7,306,983
NVIDIA Corp.	56,410	48,739,368
		100,740,388
Software - 9.8%
Adobe, Inc. (a)	18,097	8,375,835
Fair Isaac Corp. (a)	5,233	5,930,716
Microsoft Corp.	156,142	60,790,765
Palo Alto Networks, Inc. (a)	23,334	6,787,627
Qualys, Inc. (a)	31,805	5,213,158
		87,098,101
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	309,997	52,801,789
TOTAL INFORMATION TECHNOLOGY		255,105,159
MATERIALS - 2.5%
Chemicals - 1.5%
CF Industries Holdings, Inc.	19,484	1,538,651
Ecolab, Inc.	10,916	2,468,653
Linde PLC	12,207	5,382,799
NewMarket Corp.	2,181	1,149,213
Sherwin-Williams Co.	8,420	2,522,716
		13,062,032
Construction Materials - 0.2%
Eagle Materials, Inc.	5,872	1,472,169
Metals & Mining - 0.8%
Alpha Metallurgical Resources	3,217	1,052,345
Nucor Corp.	11,234	1,893,266
Reliance, Inc.	5,294	1,507,308
Royal Gold, Inc.	11,702	1,405,761
Steel Dynamics, Inc.	13,055	1,698,717
		7,557,397
TOTAL MATERIALS		22,091,598
REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.4%
AvalonBay Communities, Inc.	10,347	1,961,481
Equity Residential (SBI)	28,886	1,860,258
Extra Space Storage, Inc.	13,332	1,790,221
Gaming & Leisure Properties	34,371	1,468,673
Prologis, Inc.	28,009	2,858,318
Public Storage	7,761	2,013,591
Realty Income Corp.	40,456	2,166,014
SBA Communications Corp. Class A	7,943	1,478,351
Simon Property Group, Inc.	15,967	2,243,843
VICI Properties, Inc.	63,486	1,812,525
WP Carey, Inc.	25,847	1,417,449
		21,070,724
UTILITIES - 2.4%
Electric Utilities - 1.1%
NextEra Energy, Inc.	71,128	4,763,442
Otter Tail Corp.	21,197	1,809,376
Southern Co.	47,936	3,523,296
		10,096,114
Gas Utilities - 0.3%
National Fuel Gas Co.	42,098	2,235,404
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp.	50,701	3,845,164
Multi-Utilities - 0.6%
Public Service Enterprise Group, Inc.	41,954	2,898,182
WEC Energy Group, Inc.	29,434	2,432,426
		5,330,608
TOTAL UTILITIES		21,507,290
TOTAL COMMON STOCKS (Cost $824,834,230)		884,887,157

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	2,322,257	2,322,721
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	250,825	250,850
TOTAL MONEY MARKET FUNDS (Cost $2,573,589)		2,573,571

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $827,407,819)	887,460,728
NET OTHER ASSETS (LIABILITIES) - 0.0% (e)	(31,775)
NET ASSETS - 100.0%	887,428,953

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	97	Jun 2024	2,457,495	(60,783)	(60,783)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $143,960 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	508,828	21,620,419	19,806,504	40,640	(4)	(18)	2,322,721	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	162,000	25,691,146	25,602,296	4,834	-	-	250,850	0.0%
Total	670,828	47,311,565	45,408,800	45,474	(4)	(18)	2,573,571

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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